Cash and cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and restricted cash
Schedule of Cash and cash equivalents

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Bank balances and cash	21,104,395	9,490,997	18,265,935
Time deposits and highly liquid investments with initial terms within three months	4,520,889	1,999,630	3,038,078
Cash held in other financial institutions	1,682,814	1,064,216	2,504,019
Total	27,308,098	12,554,843	23,808,032

Schedule of Cash and cash equivalents currencies

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

RMB	18,850,352	6,345,733	8,512,996
USD	6,453,888	4,028,747	10,162,536
Others	2,003,858	2,180,363	5,132,500
Total	27,308,098	12,554,843	23,808,032

Schedule of restricted cash are denominated in the following currencies:

Included in non-current assets:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

BRL	12	—	68,601
USD	15,582	15,815	15,463
RMB	4,912	3,838	3,865
Total	20,506	19,653	87,929

Included in current assets:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

RMB	1,139,261	1,585,801	2,496,391
BRL	212	266	1,113,197
Others	—	137,325	109
Total	1,139,473	1,723,392	3,609,697